DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

20.	DEFERRED CHARGES

(in thousands of $)	2013	2012
Debt arrangement fees	11,836	11,836
Accumulated amortization	(11,141)	(10,600)
	695	1,236

Debt arrangement fees of $4.9 million relating to the credit facilities that were assumed by Frontline 2012 were written off during 2011 as loan interest expense.